Loss Per Ordinary Share - Summary of Earnings Per Share (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Line Items]
Basic and diluted		$ (0.08)	$ (0.29)	$ (0.28)
Ordinary Share
Earnings Per Share [Line Items]
Basic and diluted		(0.08)	(0.29)	(0.28)
American Depositary Share
Earnings Per Share [Line Items]
Basic and diluted	[1]	$ (0.40)	$ (1.45)	$ (1.40)

[1]	Each ADS represents five ordinary shares.